TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aging of trade receivables
Trade receivables	$ 452	$ 412
Unbilled Receivables
Aging of trade receivables
Expected loss rate, %	4.30%	0.00%
Trade receivables	$ 44	$ 40
Current
Aging of trade receivables
Expected loss rate, %	3.30%	1.90%
Trade receivables	$ 319	$ 311
Trade receivables
Aging of trade receivables
Expected loss rate, %	16.70%	10.60%
Trade receivables	$ 50	$ 42
Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	41.50%	50.00%
Trade receivables	$ 38	$ 18
Greater than 120 days
Aging of trade receivables
Expected loss rate, %	98.80%	98.50%
Trade receivables		$ 1
Greater than 120 days netting
Aging of trade receivables
Trade receivables	$ 1
Cost
Aging of trade receivables
Trade receivables	583	508
Cost | Unbilled Receivables
Aging of trade receivables
Trade receivables	46	40
Cost | Current
Aging of trade receivables
Trade receivables	330	317
Cost | Trade receivables
Aging of trade receivables
Trade receivables	60	47
Cost | Between 31 and 120 days
Aging of trade receivables
Trade receivables	65	36
Cost | Greater than 120 days
Aging of trade receivables
Trade receivables	82	68
Expected credit losses
Aging of trade receivables
Trade receivables	(131)	(96)	$ (84)
Expected credit losses | Unbilled Receivables
Aging of trade receivables
Trade receivables	(2)	0
Expected credit losses | Current
Aging of trade receivables
Trade receivables	(11)	(6)
Expected credit losses | Trade receivables
Aging of trade receivables
Trade receivables	(10)	(5)
Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables	(27)	(18)
Expected credit losses | Greater than 120 days
Aging of trade receivables
Trade receivables	$ (81)	$ (67)